Average Annual Total Returns - UltraShort Small-Cap ProFund	Investor OneYear	Investor FiveYears	Investor TenYears	Investor InceptionDate	Investor After Taxes on Distributions OneYear	Investor After Taxes on Distributions FiveYears	Investor After Taxes on Distributions TenYears	Investor After Taxes on Distributions and Sales of Shares OneYear	Investor After Taxes on Distributions and Sales of Shares FiveYears	Investor After Taxes on Distributions and Sales of Shares TenYears	Service OneYear	Service FiveYears	Service TenYears	Service InceptionDate	Russell 2000® Index OneYear		Russell 2000® Index FiveYears		Russell 2000® Index TenYears		Russell 2000® Index InceptionDate
Total	(38.99%)	(21.04%)	(30.05%)	Jan. 30, 2004	(39.07%)	(21.05%)	(30.06%)	(23.08%)	(13.95%)	(12.62%)	(39.61%)	(21.85%)	(30.77%)	Jan. 30, 2004	25.52%	[1]	8.23%	[1]	11.83%	[1]	[1]

[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.